FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/29/12

Item 1. Schedule of Investments.

Franklin Alternative Strategies Funds
Statement of Investments, February 29, 2012 (unaudited)

Franklin Pelagos Commodities Strategy Fund		Principal Amount		Value
Short Term Investments 94.7%				
U.S. Government and Agency Securities 93.1%				
[a]FHLB, 3/01/12	$	885,000	$	885,000
[a,b]U.S. Treasury Bill, 6/07/12		13,950,000		13,947,721
Total U.S. Government and Agency Securities (Cost $14,833,686)				14,832,721
		Shares		
Money Market Funds (Cost $257,244) 1.6%				
[c,d]Institutional Fiduciary Trust Money Market Portfolio		257,244		257,244
Total Investments (Cost $15,090,930) 94.7%				15,089,965
Other Assets, less Liabilities 5.3%				836,802
Net Assets 100.0%			$	15,926,767

[a]The security is traded on a discount basis with no stated coupon rate.
[b]Security or a portion of the security has been pledged as collateral for open futures and swap contracts. At February 29, 2012, the value of this security pledged as collateral was $199,969, representing 1.26% of net assets.
[c]Non-income producing.
[d]The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

At February 29, 2012, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts		Notional Value	Expiration Date		Unrealized Appreciation		Unrealized Depreciation
Brent Crude	Long	4	$	490,640	3/15/12	$	46,988	$	-
Copper	Long	6		581,925	5/29/12		10,028		-
Gold 100 oz	Long	3		513,390	4/26/12		-		(6,981)
RBOB Gasoline	Long	5		668,787	6/29/12		57,332		-
Soybean	Long	9		597,488	7/13/12		39,426		-
Wheat	Long	17		578,425	7/13/12		-		(2,731)
Unrealized appreciation (depreciation)							153,774		(9,712)
Net unrealized appreciation (depreciation)						$	144,062		

At February 29, 2012, the Fund had the following total return swap contracts outstanding. See Note 3.

Excess Return Swap Contracts

Counterparty	Receives	Pays	Notional Value	Expiration Date		Unrealized Appreciation		Unrealized Depreciation
MSCS	Excess return of the DJ-UBS commodity index excluding natural gas	0.17%	$ 2,657,896	3/13/12	$	57,896	$	-
MSCS	Excess return of the DJ-UBS commodity index excluding natural gas	0.17%	9,800,000	3/30/12		-		-
Unrealized appreciation (depreciation)						57,896		-
Net unrealized appreciation (depreciation)					$	57,896		

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Alternative Strategies Funds
Statement of Investments, February 29,2012 (unaudited)	(continued)
ABBREVIATIONS
Counterparty
MSCS - Morgan Stanley Capital Services
Selected Portfolio
FHLB - Federal Home Loan Bank

Franklin Alternative Strategies Funds
Statement of Investments, February 29, 2012 (unaudited)

Franklin Pelagos Managed Futures Strategy Fund		Number of Contracts		Value
Options Purchased 0.0%†				
Puts – Exchange-Traded				
Diversified Financials 0.0%†				
[a]S&P 500 E-Mini Index, March Strike Price $1,175, Expires 3/16/12		45	$	1,125
[a]S&P 500 E-Mini Index, March Strike Price $1,250, Expires 3/16/12		9		517
Total Options Purchased (Cost $118,238)				1,642
		Principal Amount		
Short Term Investments 97.7%				
U.S. Government and Agency Securities 97.5%				
[b]FHLB, 3/01/12	$	325,000		325,000
[b,c]U.S. Treasury Bill, 6/07/12		13,750,000		13,747,754
Total U.S. Government and Agency Securities (Cost $14,073,649)				14,072,754
		Shares		
Money Market Funds (Cost $28,563) 0.2%				
[a,d]Institutional Fiduciary Trust Money Market Portfolio		28,563		28,563
Total Investments (Cost $14,220,450) 97.7%				14,102,959
Other Assets, less Liabilities 2.3%				336,693
Net Assets 100.0%			$	14,439,652

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The security is traded on a discount basis with no stated coupon rate.
[c]Security or a portion of the security has been pledged as collateral for open futures contracts. At February 29, 2012, the value of this security pledged as collateral was $1,374,786, representing 9.52% of net assets.
[d]The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.

At February 29, 2012, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts		Notional Value	Expiration Date		Unrealized Appreciation		Unrealized Depreciation
AUD/USD	Short	11	$	1,181,400	3/20/12	$	-	$	(69,679)
CAD/USD	Short	11		1,112,210	3/21/12		-		(35,819)
DAX Index	Short	5		1,141,360	3/20/12		-		(149,162)
EUR/USD	Short	7		1,167,163	3/20/12		-		(4,200)
FTSE 100 Index	Short	12		1,117,385	3/17/12		-		(68,282)
GBP/USD	Short	11		1,094,431	3/20/12		-		(21,889)
Gold 100 oz	Long	4		684,520	4/26/12		-		(14,535)
MXN/USD	Short	29		1,129,550	3/20/12		-		(73,090)
Nickel	Short	6		690,696	3/19/12		-		(12,996)
Platinum	Long	7		592,410	4/26/12		92,864		-
Russell 2000 Mini Index	Short	15		1,211,850	3/17/12		-		(67,246)
S&P 500 E-Mini Index	Short	9		613,980	3/17/12		-		(35,757)
S&P MidCap 400 E-Mini Index	Short	12		1,171,920	3/17/12		-		(86,197)
Wheat	Long	18		612,450	7/13/12		-		(15,260)
WTI Crude	Long	6		647,700	5/22/12		8,568		-
Unrealized appreciation (depreciation)							101,432		(654,112)
Net unrealized appreciation (depreciation)								$	(552,680)

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Alternative Strategies Funds

Statement of Investments, February 29,2012 (unaudited) (continued)

ABBREVIATIONS

Currency

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
MXN - Mexican Peso
USD - United States Dollar

Franklin Alternative Strategies Funds

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two funds (Funds). The Trust and Funds commenced operations effective December 7, 2011.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instnunent dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Investments in open-end mutual funds are valued at the closing net asset value.

Derivative financial instruments (derivatives) listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the over-the-counter market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

The Funds entered into futures contracts primarily to gain exposure to commodity or equity price risk, and certain foreign currencies. A futures contract is an agreement between the fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Funds entered into excess return swap contracts primarily to gain exposure to commodity price risk of an underlying asset or index. An excess return swap is an agreement between the fund and a counterparty to exchange a market linked return for a floating or fixed rate payment, both based upon a notional principal amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as umealized depreciation or appreciation until the payments are made, at which time they are realized. Payments received or paid to recognize changes in the value of the underlying asset or index are recorded as realized gain or loss. Pursuant to the terms of the excess return swap contract, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Funds' investment objectives.

The Funds purchased or wrote option contracts primarily to gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

4. INCOME TAXES

At February 29, 2012, the cost of investments and net umealized appreciation (depreciation) for income tax purposes were as follows:

5. INVESTMENTS IN SUBSIDIARY

The Franklin Pelagos Commodities Strategy Fund and the Franklin Pelagos Managed Futures Strategy Fund invest in certain securities and/or commodity-linked derivative instruments through their investments in FPC Holdings Corp. and FPMF Holdings Corp., respectively, each a Cayman Islands exempted limited liability company and a wholly-owned subsidiary (Subsidiary). Each Subsidiary has the ability to invest in certain securities and/or commodity-linked derivative instruments, consistent with the investment objective of the fund. At February 29,2012, the Franklin Pelagos Commodities Strategy Fund and the Franklin Pelagos Managed Futures Strategy Fund held $3,894,431 and $3,310,548 in their Subsidiary, representing 24.5% and 22.9%, respectively, of each Fund's net assets.

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of February 29,2012, in valuing the Funds' assets and liabilities carried at fair value:

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15,2011. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2012

By /s/MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2012